Indemnifications	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
10.	Indemnifications

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be estimated. However, the Fund believes that it is unlikely it will have to make material payments under these arrangements and has not recorded any contingent liability in the financial statements for such indemnifications.